Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	¥ 200,053
Ending balance	224,274	¥ 200,053
IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	200,053	194,818
Additional provisions	73,374	58,614
Amounts used	(48,990)	(53,251)
Unused amounts reversed	(586)	(135)
Amortization of discount and effect of change in discount rate	50	(120)
Others	373	127
Ending balance	224,274	200,053
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	143,429	148,409
Additional provisions	39,000	39,000
Amounts used	(40,572)	(43,674)
Unused amounts reversed	(559)	(29)
Amortization of discount and effect of change in discount rate	(97)	(277)
Ending balance	141,201	143,429
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	56,624	46,409
Additional provisions	34,374	19,614
Amounts used	(8,418)	(9,577)
Unused amounts reversed	(27)	(106)
Amortization of discount and effect of change in discount rate	147	157
Others	373	127
Ending balance	¥ 83,073	¥ 56,624